Debt (Tables)	3 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
Supplier Finance Program
The following table presents a roll-forward of outstanding payables confirmed as valid associated with the program during fiscal year 2026:

Fiscal Year
(in millions)	2026
Beginning Balance	$25
Adjustments for non-conveying balances at Separation	(9)
Invoices confirmed during the year	73
Confirmed invoices paid during the year	(74)
Ending Balance	$15